Janus Henderson Emerging Markets Fund

Schedule of Investments (Unaudited)

June 30, 2023

Shares		Value
Common Stocks– 94.1%
Automobiles – 3.0%
BYD Co Ltd	32,000	$1,020,968
Eicher Motors Ltd	21,958	958,316
		1,979,284
Banks – 13.2%
Alinma Bank	88,961	795,580
Bank Negara Indonesia Persero Tbk PT	1,642,800	1,004,007
BDO Unibank Inc	571,160	1,425,287
HDFC Bank Ltd	81,219	1,684,554
ICICI Bank Ltd	146,281	1,666,613
NU Holdings Ltd/Cayman Islands - Class A*	118,093	931,754
Vietnam Technological & Commercial Joint Stock Bank*	756,400	1,037,944
		8,545,739
Beverages – 4.4%
Becle SAB de CV	483,747	1,184,352
Wuliangye Yibin Co Ltd	46,770	1,052,394
ZJLD Group Inc (144A)*	635,200	637,170
		2,873,916
Biotechnology – 3.1%
CANbridge Pharmaceuticals Inc*	597,481	124,289
ShouTi Inc - Series B*,§	92,696	1,220,235
Zai Lab Ltd*	238,100	638,118
		1,982,642
Capital Markets – 2.1%
CITIC Securities Co Ltd*	755,500	1,369,131
Chemicals – 0.9%
Fertiglobe PLC	625,182	565,377
Communications Equipment – 1.4%
Accton Technology Corp	79,000	885,445
Diversified Consumer Services – 0.8%
Fu Shou Yuan International Group Ltd	783,000	538,608
Diversified Financial Services – 2.8%
Housing Development Finance Corp Ltd	17,828	613,300
NHN KCP Corp	53,299	405,729
One 97 Communications Ltd*	75,726	801,144
		1,820,173
Diversified Telecommunication Services – 3.9%
Saudi Telecom Co	109,352	1,267,783
Telekomunikasi Indonesia Persero Tbk PT	4,683,300	1,246,103
		2,513,886
Electrical Equipment – 3.5%
Contemporary Amperex Technology Co Ltd - Class A	35,602	1,120,518
KEI Industries Ltd	27,440	774,584
Ming Yang Smart Energy Group Ltd - Class A	169,333	393,207
		2,288,309
Electronic Equipment, Instruments & Components – 1.0%
E Ink Holdings Inc	90,000	650,331
Food & Staples Retailing – 4.3%
BGF retail Co Ltd	6,516	864,943
Wal-Mart de Mexico SAB de CV	480,763	1,902,377
		2,767,320
Health Care Equipment & Supplies – 2.1%
Angelalign Technology Inc (144A)*	52,400	488,510
Shenzhen Mindray Bio-Medical Electronics Co Ltd - Class A	21,283	877,752
		1,366,262
Health Care Providers & Services – 2.1%
New Horizon Health Ltd (144A)*	386,500	1,349,053
Hotels, Restaurants & Leisure – 2.5%
H World Group Ltd*	255,400	985,981
MakeMyTrip Ltd*	23,798	642,070
		1,628,051
Insurance – 2.2%
AIA Group Ltd	139,200	1,405,199
Interactive Media & Services – 3.4%
Tencent Holdings Ltd	51,800	2,192,131
Life Sciences Tools & Services – 1.1%
Syngene International Ltd (144A)	79,635	742,702
Machinery – 1.0%
Shenzhen Inovance Technology Co Ltd - Class A	76,076	671,982

Shares		Value
Common Stocks– (continued)
Metals & Mining – 3.7%
Allkem Ltd*	90,802	$968,797
Companhia Brasileira de Aluminio	311,012	327,402
Merdeka Battery Materials Tbk PT*	9,513,874	514,092
Merdeka Copper Gold Tbk PT*	2,784,200	568,035
		2,378,326
Multiline Retail – 0.6%
JD.Com Inc - Class A	21,392	361,461
Oil, Gas & Consumable Fuels – 1.9%
3R Petroleum Oleo e Gas SA*	194,532	1,212,854
Pharmaceuticals – 0.4%
Zhaoke Ophthalmology Ltd (144A)*	516,500	243,231
Road & Rail – 1.7%
Full Truck Alliance Co (ADR)*	175,400	1,090,988
Semiconductor & Semiconductor Equipment – 11.5%
LONGi Green Energy Technology Co Ltd - Class A	134,965	532,300
SK Hynix Inc	9,747	852,197
Taiwan Semiconductor Manufacturing Co Ltd	327,000	6,048,943
		7,433,440
Software – 1.3%
Linklogis Inc - Class B (144A)	2,348,939	836,369
Technology Hardware, Storage & Peripherals – 9.0%
Samsung Electronics Co Ltd	105,975	5,807,070
Textiles, Apparel & Luxury Goods – 1.3%
Kalyan Jewellers India Ltd*	488,896	876,400
Transportation Infrastructure – 0.9%
International Container Terminal Services Inc	166,420	614,639
Water Utilities – 0.8%
China Water Affairs Group Ltd	682,000	515,262
Wireless Telecommunication Services – 2.2%
Bharti Airtel Ltd	133,493	1,430,029
Total Common Stocks (cost $59,895,132)		60,935,610
Private Placements– 0.4%
Health Care Providers & Services – 0.4%
API Holdings Private Ltd*,¢,§((cost $550,876)	758,340	269,792
Investment Companies– 4.5%
Money Markets – 4.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $2,926,664)	2,926,079	2,926,664
Total Investments (total cost $63,372,672) – 99.0%		64,132,066
Cash, Receivables and Other Assets, net of Liabilities – 1.0%		678,910
Net Assets – 100%		$64,810,976

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$18,259,658	28.5%
India	10,459,504	16.3
South Korea	7,929,939	12.4
Taiwan	7,584,719	11.8
Indonesia	3,332,237	5.2
Mexico	3,086,729	4.8
United States	2,926,664	4.6
Brazil	2,472,010	3.8
Saudi Arabia	2,063,363	3.2
Philippines	2,039,926	3.2
Hong Kong	1,405,199	2.2
Vietnam	1,037,944	1.6
Australia	968,797	1.5
United Arab Emirates	565,377	0.9

Total	$64,132,066	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$47,157	$113	$(43)	$2,926,664

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	1,012,636	23,926,864	(22,012,906)	2,926,664

Notes to Schedule of Investments (Unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $4,297,035, which represents 6.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2023 is $269,792, which represents 0.4% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of June 30, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$550,876	$269,792	0.4%
ShouTi Inc - Series B	7/30/21	375,261	1,220,235	1.9
Total		$926,137	$1,490,027	2.3%

The Fund has registration rights for certain restricted securities held as of June 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$6,746,152	$1,799,587	$-
Biotechnology	762,407	1,220,235	-
Chemicals	-	565,377	-
Diversified Telecommunication Services	-	2,513,886	-
Metals & Mining	1,810,291	568,035	-
All Other	44,949,640	-	-
Private Placements	-	-	269,792
Investment Companies	-	2,926,664	-
Total Assets	$54,268,490	$9,593,784	$269,792

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2023.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $375,261 were transferred out of Level 3 to Level 2 since certain securities prices were determined using other significant observable inputs at the end of the current fiscal period and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70217 08-23